EMPLOYEE BENEFITS - Movement in net liabilities for defined benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS
Balance at beginning of year	$ 260	$ 159
Expense recognized in the statements of operations:
Current service costs and interest costs	30	22
Recognized gains (losses) including other:
Actuarial gains (losses) carried to other comprehensive income	(19)	94
Other movements:
Movement in benefits (benefits paid), net	(4)	11
Deposits made by the Group	(4)	(4)
Balance at end of year	$ 271	$ 260